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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                       Tortoise Energy Capital Corporation
                           11550 Ash Street, Suite 300
                              Leawood, Kansas 66211

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-149315
                    Investment Company Act File No. 811-21725

(1)  Title of the class of securities of Tortoise Energy Capital Corporation
     (the "Company") to be redeemed:

          Series I Money Market Cumulative Preferred Shares (CUSIP: 89147U209)
          (the "Series I MMP Shares") to be partially redeemed.

(2)  Date on which the securities are to be called or redeemed:

          The Series I MMP Shares will be partially redeemed on October 7, 2008

(3)  Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

          The Series I MMP Shares are to be partially redeemed pursuant to
          Section (3)(a)(i) of Part I of the Company's Articles Supplementary
          dated as of January 27, 2006.

(4)  The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

          The Company intends to redeem, by lot in base denominations of
          $25,000, a portion of its outstanding Series I MMP Shares, representing an aggregate liquidation preference amount of
          $10,000,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem
Securities to be signed on its behalf by the undersigned on this 15th day of
September 2008.

                                       TORTOISE ENERGY CAPITAL CORPORATION

                                       By:  /s/ P. Bradley Adams
                                           -------------------------------------
                                            Name:  P. Bradley Adams
                                            Title:  Assistant Treasurer